Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income	$ 14,000	$ 556	$ 19,601
Other comprehensive income (loss):
Foreign currency translation adjustments	(8,370)	11,589	476
Unrealized gains arising from marketable securities during the period, net of tax		146	41
Other comprehensive income (loss), net of tax	(8,370)	11,735	517
Total comprehensive income	5,630	12,291	20,118
Comprehensive income (loss) attributed to non-controlling interests	193	(149)	(38)
Comprehensive income (loss) attributed to redeemable non-controlling interest		43	(135)
Comprehensive income adjustment to redeemable non-controlling interest		350	443
Comprehensive income attributable to Sapiens' shareholders	$ 5,437	$ 12,047	$ 19,848